Segmented information	12 Months Ended
Dec. 31, 2013
Segmented information

29    Segmented information

Operating segment

The Company operates in only one operating segment: rail transportation. Operating results by geographic areas, railway corridors or other lower level components or units of operation are not reviewed by the Company’s chief operating decision maker to make decisions about the allocation of resources to, or the assessment of performance of, such geographic areas, corridors, components or units of operation.

In 2013, 2012 and 2011, no one customer comprised more than 10% of total revenues and accounts receivable.

Geographic information

(in millions of Canadian dollars)	Canada	United States	Total

2013
Revenues	$4,330	$1,803	$6,133
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$9,842	$4,237	$14,079

2012
Revenues	$4,095	$1,600	$5,695
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$9,138	$4,249	$13,387

2011
Revenues	$3,766	$1,411	$5,177
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$8,854	$4,309	$13,163